Schedule of income tax benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IncomeTaxBenefitLineItems [Line Items]
Loss carryforwards	$ 9,744,082	$ 7,581,029
Income tax provision to return adjustments	2,152,482	1,027,496
Other	(157,317)	615,516
Valuation allowance	(11,739,247)	(9,224,041)
Total deferred foreign
Foreign currency translation adjustments	1,545,477	(947,349)
Valuation allowance	(1,545,477)	947,349
Income tax benefit (expense)		1,851,038
UNITED KINGDOM
IncomeTaxBenefitLineItems [Line Items]
United Kingdom (“UK”)		$ 1,851,038